SUPPLEMENTAL CASH FLOW DISCLOSURES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$ 10,997	$ 4,990	$ 10,969	$ 16,510	$ 16,518
Accrued capital expenditures	4,104	139	160	1,165	557
Accrued deferred financing costs	32	0
Real estate acquired via foreclosure	191,990	0
Foreclosure of assets securing the mezzanine loans	(79,968)	0
Mortgage notes payable assumed in connection with foreclosure of assets securing the mezzanine loans	102,553	0
Change in interest income capitalized to loans held-for-investment	(9,469)	539	539	8,546	384
Common stock issued through distribution reinvestment plan	6,660	28,774	34,191	82,388	91,764
Common stock issued in connection with the Mergers			384,319	0	0
Interest rate swaps assumed in the Mergers			(9,115)	0	0
Mortgage notes assumed by buyer in real estate disposition			0	(205,765)	0
Debt assumed in the Mergers			379,737	0	0
Real estate assets acquired in the Mergers			761,326	0	0
Assets assumed in the Mergers			4,424	0	0
Liabilities assumed in the Mergers			6,389	0	0
Change in fair value of derivative instruments	6,031	(7,280)	727	(14,913)	3,875
Change in fair value of real estate-related securities	1,404	0
Supplemental Cash Flow Disclosures:
Interest paid	34,183	30,686	60,990	97,418	93,424
Cash paid for taxes	$ 1,412	$ 466	$ 1,243	$ 1,218	$ 1,475